Current Assets – Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Current Assets Cash And Cash Equivalents
Schedule of Cash and Cash Equivalents
	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Cash at bank	19,240,707	21,278,936